Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE
The following table sets forth additional compensation information of our Principal Executive Officer (“PEO”) and our
non-PEO
named executive officers
(“non-PEO
NEOs”) along with total shareholder return, net income and change in EVA results for Fiscal 2023, Fiscal 2022 and Fiscal 2021. “Compensation actually paid” (“CAP”), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the fiscal years shown in the table based on year-end
stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. For a discussion of how the compensation committee assessed Genesco’s performance and the named executive officers’ pay each year, see the “Compensation Discussion and Analysis” in this proxy statement and in the proxy statements for 2021 and 2022.

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4) (e)	Genesco TSR ($)(5) (f)	Peer Group TSR ($)(6) (g)	Net Income ($ Millions)(7) (h)		Change in EVA ($ Millions) (8) (i)
Fiscal 2023	$3,711,215	$3,555,298	$942,522	$794,370	$121	$102		$72	-$	98
Fiscal 2022	$8,766,458	$9,019,572	$2,876,839	$2,887,343	$160	$113		$115		$173
Fiscal 2021	$2,796,797	$4,037,797	$605,265	$731,096	$99	$106	-$	56	-$	98

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” for the PEO for the respective years shown.

(2)
“Compensation actually paid” to the PEO in each of Fiscal 2023, Fiscal 2022 and Fiscal 2021 reflects
the respective amounts set forth in column (b) above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by the compensation committee with respect to the PEO compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2021	2022	2023
CEO	Vaughn	Vaughn	Vaughn
SCT Total Compensation ($)	$2,796,797	$8,766,458	$3,711,215
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$2,096,519	$5,113,804	$2,674,267
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	$3,706,419	$2,413,120	$4,202,402
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	($15,538)	$2,127,017	($1,290,521
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	($353,362)	$826,781	($393,532
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	$0	$0	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$0	$0	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0
Compensation Actually Paid ($)	$4,037,797	$9,019,572	$3,555,298

Note: Equity Valuations: Stock option grant date fair value is calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted share grant date fair values are calculated using the stock price as of date of grant.
Adjustments have been made using the stock price as of year end and as of each date of vest.
Note that a portion of fiscal 2022 bonus was paid in stock in Fiscal 2023, with a grant date of March 24, 2022. Both the cash and equity portions of this bonus were disclosed in the Summary Compensation Table for Fiscal 2022. Given the early Fiscal 2023 grant date for the equity portion of the bonus, this award is initially reflected in “compensation actually paid” in fiscal 2023.

(3)
The following
non-PEO
named executive officers are included in the average figures shown: George, Gallione, Desai and Ewoldsen for Fiscal 2023; George, Becker, Gallione and Desai for Fiscal 2022; and George, Becker, Gallione, Desai and Tucker for Fiscal 2021.

(4)
Average “compensation actually paid” for our
non-PEO
NEOs in each of Fiscal 2023, Fiscal 2022 and Fiscal 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO
NEOs during the applicable year. For information regarding the decisions made by our compensation committee in regards to the non-PEO
NEOs’ compensation for each fiscal year, please see the “Compensation Discussion and Analysis” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Fiscal Year	2021	2022	2023
Non-PEO NEOs	See Column (d) Note	See Column (d) Note	See Column (d) Note
SCT Total Compensation ($)	$605,265	$2,876,839	$942,522
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$298,773	$1,538,400	$353,906
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	$590,999	$887,769	$641,691
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	($3,469)	$452,546	($314,332)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	($90,451)	$208,590	($121,605)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	($72,475)	$0	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$0	$0	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0
Compensation Actually Paid ($)	$731,096	$2,887,343	$794,370
Note: Equity Valuations: Stock option grant date fair value is calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted share grant date fair values are calculated using the stock price as of date of grant.
Adjustments have been made using the stock price as of year end and as of each date of vest.
Note that a portion of fiscal 2022 bonus was paid in stock in Fiscal 2023, with a grant date of March 24, 2022. Both the cash and equity portions of this bonus were disclosed in the Summary Compensation Table for Fiscal 2022. Given the early Fiscal 2023 grant date for the equity portion of the bonus, this award is initially reflected in “compensation actually paid” in Fiscal 2023.

(5)
For the relevant fiscal year, represents the cumulative value of $100 invested in Genesco for the measurement periods beginning on February 2, 2020 and ending on January 28, 2023, January 29, 2022 and January 31, 2021, respectively.

(6)
For the relevant fiscal year, represents the cumulative TSR (“Peer Group TSR”) of the annual report Peer Group consisting of Caleres, Inc., Designer Brands, Foot Locker, Inc., Shoe Carnival, Inc. and Wolverine World Wide, Inc. (the “Peer Group”) for the measurement periods ending on January 28, 2023, January 29, 2022 and January 31, 2021, respectively.

(7)
Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form
10-K
for each of the years ended January 28, 2023, January 29, 2022 and January 31, 2021.

(8)
Company-Selected Measure is change in economic value added, or EVA. The Company determined EVA in Fiscal 2023 by subtracting from a business unit’s “net operating profit after taxes,” or NOPAT, a charge of 10% of the “average net assets” employed to generate the profit. EVA, NOPAT and average net assets are non-GAAP financial measures the Company computes utilizing, and for purposes of supplementing, certain financial metrics included in the Company’s audited consolidated financial statements, which are prepared in accordance with GAAP. For more information on EVA, NOPAT and average net assets, please see “EVA Calculations” above in “Executive Compensation — Compensation Discussion and Analysis — Fiscal 2023 Compensation Discussion.”

Company Selected Measure Name	Change inEVA
Named Executive Officers, Footnote [Text Block]	The following
non-PEO
	named executive officers are included in the average figures shown: George, Gallione, Desai and Ewoldsen for Fiscal 2023; George, Becker, Gallione and Desai for Fiscal 2022; and George, Becker, Gallione, Desai and Tucker for Fiscal 2021.
Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (“Peer Group TSR”) of the annual report Peer Group consisting of Caleres, Inc., Designer Brands, Foot Locker, Inc., Shoe Carnival, Inc. and Wolverine World Wide, Inc. (the “Peer Group”) for the measurement periods ending on January 28, 2023, January 29, 2022 and January 31, 2021, respectively.
PEO Total Compensation Amount	$ 3,711,215	$ 8,766,458	$ 2,796,797
PEO Actually Paid Compensation Amount	$ 3,555,298	9,019,572	4,037,797
Adjustment To PEO Compensation, Footnote [Text Block]

Fiscal Year	2021	2022	2023
CEO	Vaughn	Vaughn	Vaughn
SCT Total Compensation ($)	$2,796,797	$8,766,458	$3,711,215
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$2,096,519	$5,113,804	$2,674,267
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	$3,706,419	$2,413,120	$4,202,402
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	($15,538)	$2,127,017	($1,290,521
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	($353,362)	$826,781	($393,532
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	$0	$0	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$0	$0	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0
Compensation Actually Paid ($)	$4,037,797	$9,019,572	$3,555,298

Non-PEO NEO Average Total Compensation Amount	$ 942,522	2,876,839	605,265
Non-PEO NEO Average Compensation Actually Paid Amount	$ 794,370	2,887,343	731,096
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Fiscal Year	2021	2022	2023
Non-PEO NEOs	See Column (d) Note	See Column (d) Note	See Column (d) Note
SCT Total Compensation ($)	$605,265	$2,876,839	$942,522
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	$298,773	$1,538,400	$353,906
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	$590,999	$887,769	$641,691
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	($3,469)	$452,546	($314,332)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	($90,451)	$208,590	($121,605)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	($72,475)	$0	$0
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	$0	$0	$0
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	$0	$0	$0
Compensation Actually Paid ($)	$731,096	$2,887,343	$794,370

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
List of Performance Measures
Listed below are the performance measures which in our assessment represent the most important financial
performance measures we use to link compensation actually paid to our named executive officers, for Fiscal 2023, to Company performance.

Measure	Nature
Change in EVA	Financial

Total Shareholder Return Amount	$ 121	160	99
Peer Group Total Shareholder Return Amount	102	113	106
Net Income (Loss)	$ 72,000,000	$ 115,000,000	$ (56,000,000)
Company Selected Measure Amount	(98,000,000)	173,000,000	(98,000,000)
PEO Name	Vaughn
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Change in EVA
Non-GAAP Measure Description [Text Block]	Company-Selected Measure is change in economic value added, or EVA. The Company determined EVA in Fiscal 2023 by subtracting from a business unit’s “net operating profit after taxes,” or NOPAT, a charge of 10% of the “average net assets” employed to generate the profit. EVA, NOPAT and average net assets are non-GAAP financial measures the Company computes utilizing, and for purposes of supplementing, certain financial metrics included in the Company’s audited consolidated financial statements, which are prepared in accordance with GAAP. For more information on EVA, NOPAT and average net assets, please see “EVA Calculations” above in “Executive Compensation — Compensation Discussion and Analysis — Fiscal 2023 Compensation Discussion.”
PEO [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,674,267	$ 5,113,804	$ 2,096,519
PEO [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,202,402	2,413,120	3,706,419
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,290,521)	2,127,017	(15,538)
PEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(393,532)	826,781	(353,362)
PEO [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	353,906	1,538,400	298,773
Non-PEO NEO [Member] | Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	641,691	887,769	590,999
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(314,332)	452,546	(3,469)
Non-PEO NEO [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(121,605)	208,590	(90,451)
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(72,475)
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0